CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues with a related party	¥ 2,157	$ 338	¥ 1,326	¥ 1,624
Cost of revenues with a related party	1,524	239	87	11
Research and development expenses with related parties	22,416	3,517	509	0
Sales and marketing expenses with a related party	3,797	596	0	0
General and administrative expenses with a related party	¥ 3,164	$ 497	¥ 1,328	¥ 2,288
Number of ordinary shares per ADS	5	5	5	5